Other assets-Other / Other liabilities - Schedule of changes in goodwill within Other assets-Other (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2018	Mar. 31, 2017
Goodwill [Line Items]
Gross carrying amount, Beginning of year		¥ 92,224	¥ 92,580
Accumulated Impairment, Beginning of year		(11,817)	(11,817)
Net carrying amount, Beginning of year		80,407	80,763
Acquisition		2,504
Impairment, Changes during year
Other, Changes during year	[1]	(4,388)	(356)
Gross carrying amount, End of year		89,965	92,224
Accumulated Impairment, End of year		(11,442)	(11,817)
Net carrying amount, End of year		78,523	80,407
Wholesale [Member]
Goodwill [Line Items]
Gross carrying amount, Beginning of year		91,753	92,110
Accumulated Impairment, Beginning of year		(11,817)	(11,817)
Net carrying amount, Beginning of year		79,936	80,293
Acquisition		2,504
Impairment, Changes during year
Other, Changes during year	[1]	(4,390)	(357)
Gross carrying amount, End of year		89,492	91,753
Accumulated Impairment, End of year		(11,442)	(11,817)
Net carrying amount, End of year		78,050	79,936
Other [Member]
Goodwill [Line Items]
Gross carrying amount, Beginning of year		471	470
Accumulated Impairment, Beginning of year
Net carrying amount, Beginning of year		471	470
Acquisition
Impairment, Changes during year
Other, Changes during year	[1]	2	1
Gross carrying amount, End of year		473	471
Accumulated Impairment, End of year
Net carrying amount, End of year		¥ 473	¥ 471

[1]	Includes currency translation adjustments.